Income Taxes - Components and reconciliation of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliations of the income tax expenses
(Loss)/ profit before income tax expense	¥ 9,702,255	$ 1,522,496	¥ (7,179,742)	¥ (6,967,603)
PRC statutory tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate	¥ 2,425,564	$ 380,624	¥ (1,794,935)	¥ (1,741,901)
International tax rate differential	1,522,480	238,910	1,077,383	735,028
Preferential tax rate	(1,439,100)	(225,826)	57,483	358,796
Non-deductible expenses	167,098	26,221	108	(5,980)
Non-taxable income	(139,417)	(21,877)	(164,120)	(61,151)
Deferred tax items tax rate differential	51,493	8,080	(110,821)	(570,382)
Additional deduction of research and development expenses	(223,591)	(35,086)	(124,858)	(67,628)
Change in valuation allowance	(430,942)	(67,624)	1,059,760	1,353,218
Income tax expenses	¥ 1,933,585	$ 303,422	¥ 0	¥ 0